RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
RISK MANAGEMENT
Schedule of maximum exposure to credit risk

The information below contains the maximum exposure to credit risk for the periods ending December 31, 2023 and December 31, 2022:

December 31, 2023

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	222,372,889	16,042,661	15,536,097	253,951,647
Commercial	120,773,927	5,453,537	8,459,932	134,687,396
Consumer	46,060,615	4,407,067	4,124,087	54,591,769
Mortgage	32,210,648	2,628,654	1,411,106	36,250,408
Small Business Loans	774,571	260,303	110,143	1,145,017
Financial Leases	22,553,128	3,293,100	1,430,829	27,277,057
Off-Balance Sheet Exposures	39,266,370	154,567	157,801	39,578,738
Financial Guarantees	12,533,868	26,889	130,441	12,691,198
Loan Commitments	26,732,502	127,678	27,360	26,887,540
Loss Allowance	(3,854,240)	(2,581,460)	(10,042,022)	(16,477,722)
Total	257,785,019	13,615,768	5,651,876	277,052,663

December 31, 2022

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	236,770,056	18,656,439	14,497,244	269,923,739
Commercial	126,530,862	8,062,435	8,944,556	143,537,853
Consumer	51,510,943	5,288,921	2,788,857	59,588,721
Mortgage	34,067,734	1,997,270	1,306,369	37,371,373
Small Business Loans	1,093,973	135,528	98,575	1,328,076
Financial Leases	23,566,544	3,172,285	1,358,887	28,097,716
Off-Balance Sheet Exposures	39,476,630	338,136	50,829	39,865,595
Financial Guarantees	11,399,726	202,240	22,948	11,624,914
Loan Commitments *	28,076,904	135,896	27,881	28,240,681
Loss Allowance	(3,017,368)	(3,227,440)	(9,516,738)	(15,761,546)
Total	273,229,318	15,767,135	5,031,335	294,027,788

*The informational disclosed value of loan commitments has been updated.

Other Financial Instruments

Maximum Exposure to Credit Risk - Other Financial Instruments
	Maximum Exposure		Collateral *		Net Exposure
	2023	2022	2023	2022	2023	2022
Maximum Exposure to Credit Risk
Debt instruments	25,148,469	27,418,197	(1,407,484)	(741,197)	23,740,985	26,677,000
Derivatives **	1,824,750	9,189,488	(698,662)	(138,416)	1,126,088	9,051,072
Equity	543,210	544668	-	-	543,210	544,668
Other financial instruments	38,319	42171	-	-	38,319	42,171
Total	27,554,748	37,194,524	(2,106,146)	(879,613)	25,448,602	36,314,911

Schedule of amount and allowance of clients included in the described watch list

December 2023:

Watch List december 31, 2023
In millions of COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	14,358,838	1.02%	146,014
Level 2 – Medium Risk	4,744,341	7.38%	349,972
Level 3 – High Risk	2,886,649	53.31%	1,538,882
Level 4 – High Risk	5,239,356	73.24%	3,837,196
Total	27,229,184	21.57%	5,872,064

December 2022:

Watch List december 31, 2022
In millions of COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	10,467,361	1.50%	157,131
Level 2 – Medium Risk	7,408,528	9.36%	693,260
Level 3 – High Risk	2,265,069	52.04%	1,178,800
Level 4 – High Risk	6,442,895	82.16%	5,293,593
Total	26,583,853	27.55%	7,322,784

Schedule of loans and financial leases by type of collateral

The following table shows loans and financial leases, classified in commercial, consumer, mortgage, financial leases and small business loans, and disaggregated by type of collateral:

December 31, 2023
Amount Covered by Collateral
In Millions of COP
				Financial	Small
Nature of the Collateral	Commercial	Consumer	Mortgage	Leasing	Business	Total
Real Estate and Residential	23,368,950	1,693,007	34,253,140	10	319,038	59,634,145
Goods Given in Real Estate Leasing	-	-	189	17,104,180	-	17,104,369
Goods Given in Leasing Other Than Real Estate	-	26	-	8,580,543	-	8,580,569
Stand by Letters of Credit	1,052,764	-	-	-	-	1,052,764
Security Deposits	447,306	370,286	-	-	103,013	920,605
Guarantee Fund	4,012,115	191	-	60,242	52,222	4,124,770
Sovereign of the Nation	-	-	-	-	-	-
Collection Rights	6,673,320	57,306	-	-	420	6,731,046
Other Collateral (Pledges)	2,957,482	7,286,581	39,432	-	2,499	10,285,994
Without Guarantee (Uncovered Balance)	96,175,459	45,184,372	1,957,647	1,532,082	667,825	145,517,385
Total loans and financial leases	134,687,396	54,591,769	36,250,408	27,277,057	1,145,017	253,951,647

December 31, 2022
Amount Covered by Collateral
In Millions of COP
				Financial	Small
Nature of the Collateral	Commercial	Consumer	Mortgage	Leasing	Business	Total
Real Estate and Residential	28,426,583	2,094,966	34,941,415	13	494,198	65,957,175
Goods Given in Real Estate Leasing	-	-	193	17,031,277	-	17,031,470
Goods Given in Leasing Other Than Real Estate	-	39	-	7,975,353	-	7,975,392
Stand by Letters of Credit	604,309	-	-	-	3,375	607,684
Security Deposits	450,157	464,940	-	-	133,112	1,048,209
Guarantee Fund	4,976,395	1,168	-	77,695	132,290	5,187,548
Sovereign of the Nation	-	-	-	-	-	-
Collection Rights	6,048,311	54,112	-	-	437	6,102,860
Other Collateral (Pledges)	3,382,334	7,963,563	57,360	-	3,696	11,406,953
Without Guarantee (Uncovered Balance)	99,649,764	49,009,933	2,372,405	3,013,378	560,968	154,606,448
Total loans and financial leases	143,537,853	59,588,721	37,371,373	28,097,716	1,328,076	269,923,739

Schedule of financial assets that are classified in Stage 3

The Financial assets that are classified in Stage 3 and are evaluated under this methodology are shown below:

December 31, 2023
In Millions of COP
Classification	Amount	Allowance	Total	Fair Value of Collateral
Commercial	700,120	274,641	425,479	1,176,130
Consumer
Mortgage	383,878	94,260	289,618	331,738
Small Business Loans
Financial Leases	699,803	383,127	316,676	1,263,274
Total credit assets	1,783,801	752,028	1,031,773	2,771,142

December 31, 2022
In Millions of COP
Classification	Amount	Allowance	Total	Fair Value of Collateral
Commercial	653,619	317,950	335,669	1,185,888
Consumer
Mortgage	350,380	82,378	268,002	406,990
Small Business Loans
Financial Leases	669,804	267,200	402,604	1,083,968
Total credit assets	1,673,803	667,528	1,006,275	2,676,846

Schedule of loans concentration by category

The composition of the credit portfolio in commercial, consumer, mortgage, financial leases and small business loans categories for the periods ending on December 31, 2023 and December 31, 2022, it is as follows:

Composition	December 31, 2023	December 31, 2022
In millions of COP
Commercial	134,687,396	143,537,853
Corporate	69,843,654	79,766,203
SME	14,200,557	15,864,828
Others	50,643,185	47,906,822
Consumer	54,591,769	59,588,721
Credit card	11,207,731	11,388,043
Vehicle	5,409,226	5,173,235
Payroll loans	9,461,889	10,838,679
Others	28,512,923	32,188,764
Mortgage	36,250,408	37,371,373
VIS[2]	12,997,624	12,318,512
Non- VIS	23,252,784	25,052,861
Financial Leases	27,277,057	28,097,716
Small Business Loans	1,145,017	1,328,076
Loans and advances to customers and financial institutions	253,951,647	269,923,739
Allowance for loans and advances and lease losses	(16,223,103)	(15,479,640)
Total net loan and financial leases	237,728,544	254,444,099

Schedule of credit concentration of loans and financial leases by maturity

The following table shows the ranges of maturity for the credit loans and financial leases, according for the remaining term for the completion of the contract of loans and financial leases at the end of December 2023 and December 2022:

December 31, 2023
		Between 1 and 5	Between 5 and 15	Greater Than 15
Maturity	Less Than 1 Year	Years	Years	Years	Total
In millions of COP
Commercial	40,601,345	57,828,301	35,936,869	320,881	134,687,396
Corporate	22,360,108	27,329,312	19,970,727	183,507	69,843,654
SME	4,486,326	7,497,307	2,200,274	16,650	14,200,557
Others	13,754,911	23,001,682	13,765,868	120,724	50,643,185
Consumer	1,289,150	26,549,043	26,086,537	667,039	54,591,769
Credit card	417,390	1,755,518	9,034,823	-	11,207,731
Vehicle	55,295	2,982,439	2,371,163	329	5,409,226
Order of payment	57,211	1,872,546	7,061,605	470,527	9,461,889
Others	759,254	19,938,540	7,618,946	196,183	28,512,923
Mortgage	75,189	1,005,831	9,601,783	25,567,605	36,250,408
VIS	23,303	264,232	2,157,322	10,552,767	12,997,624
Non-VIS	51,886	741,599	7,444,461	15,014,838	23,252,784
Financial Leases	1,639,218	9,165,622	12,939,908	3,532,309	27,277,057
Small business loans	208,429	737,255	194,581	4,752	1,145,017
Total gross loans and financial leases	43,813,331	95,286,052	84,759,678	30,092,586	253,951,647

December 31, 2022
		Between 1 and 5	Between 5 and 15	Greater Than 15
Maturity	Less Than 1 Year	Years	Years	Years	Total
In millions of COP
Commercial	41,624,418	63,696,431	38,127,660	89,344	143,537,853
Corporate	22,737,806	32,474,514	24,547,720	6,163	79,766,203
SME	4,715,405	9,011,823	2,110,855	26,745	15,864,828
Others	14,171,207	22,210,094	11,469,085	56,436	47,906,822
Consumer	1,276,398	36,662,101	20,790,945	859,277	59,588,721
Credit card	341,644	9,658,986	1,387,413	-	11,388,043
Vehicle	56,869	2,453,692	2,662,171	503	5,173,235
Order of payment	53,455	1,955,842	8,274,849	554,533	10,838,679
Others	824,430	22,593,581	8,466,512	304,241	32,188,764
Mortgage	65,252	1,017,950	10,018,853	26,269,318	37,371,373
VIS	16,905	246,203	1,934,490	10,120,914	12,318,512
Non-VIS	48,347	771,747	8,084,363	16,148,404	25,052,861
Financial Leases	2,215,774	8,560,553	13,798,615	3,522,774	28,097,716
Small business loans	199,488	834,176	282,515	11,897	1,328,076
Total gross loans and financial leases	45,381,330	110,771,211	83,018,588	30,752,610	269,923,739

2 VIS: Social Interest Homes, corresponds to mortgage loans granted by the financial institutions of amounts less than 135 minimum wages.

Schedule of credit concentration of loans and financial leases by past due days

The following table shows the loans and financial leases according to past due days for the periods ending on December 31, 2023 and December 31, 2022. Loans or financial leases are considered past due if it is more than one month overdue (i.e. 31 days):

December 31, 2023
Past-due
					More Than 360
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	Days	Total
In millions of COP
Commercial	129,866,971	500,794	205,141	1,777,620	2,336,870	134,687,396
Consumer	49,418,431	2,244,017	794,005	1,994,748	140,568	54,591,769
Mortgage	33,524,034	1,290,817	212,433	599,351	623,773	36,250,408
Financial Leases	26,436,493	247,124	56,434	196,578	340,428	27,277,057
Small Business Loans	1,005,725	50,138	14,859	58,244	16,051	1,145,017
Total	240,251,654	4,332,890	1,282,872	4,626,541	3,457,690	253,951,647

December 31, 2022
Past-due
					More Than 360
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	Days	Total
In millions of COP
Commercial	140,277,356	427,127	140,582	604,363	2,088,425	143,537,853
Consumer	56,121,232	1,578,302	521,407	1,201,421	166,359	59,588,721
Mortgage	35,520,689	578,116	144,580	524,619	603,369	37,371,373
Financial Leases	27,250,876	205,639	53,469	117,808	469,924	28,097,716
Small Business Loans	1,175,668	66,979	15,262	54,439	15,728	1,328,076
Total	260,345,821	2,856,163	875,300	2,502,650	3,343,805	269,923,739

Schedule of credit concentration of loans and financial leases by economic sector

The following table contains the detail of the portfolio of loans and financial leases by main economic activity of the borrower for the periods ending on December 31, 2023 and December 31, 2022:

December 31, 2023
Economic sector	Loans and advances
	Local	Foreign	Total
	In millions of COP
Agriculture	5,162,973	2,488,789	7,651,762
Petroleum and Mining Products	1,846,238	234,523	2,080,761
Food, Beverages and Tobacco	9,147,936	888,429	10,036,365
Chemical Production	4,299,308	25,409	4,324,717
Government	8,369,707	887,448	9,257,155
Construction	16,202,035	5,561,782	21,763,817
Commerce and Tourism	23,803,830	11,068,049	34,871,879
Transport and Communications	9,574,318	351,176	9,925,494
Public Services	11,758,265	1,286,561	13,044,826
Consumer Services	59,032,642	32,965,565	91,998,207
Commercial Services	27,474,593	7,217,591	34,692,184
Other Industries and Manufactured Products	8,679,684	5,624,796	14,304,480
Total	185,351,529	68,600,118	253,951,647

December 31, 2022
Economic sector	Loans and advances
	Local	Foreign	Total
	In millions of COP
Agriculture	4,822,190	3,306,216	8,128,406
Petroleum and Mining Products	751,401	144,373	895,774
Food, Beverages and Tobacco	9,725,211	1,213,217	10,938,428
Chemical Production	5,029,722	31,773	5,061,495
Government	6,826,772	4,707	6,831,479
Construction	17,828,783	8,066,352	25,895,135
Commerce and Tourism	24,841,275	13,691,154	38,532,429
Transport and Communications	10,345,263	724,740	11,070,003
Public Services	10,121,410	1,684,858	11,806,268
Consumer Services	59,437,125	39,168,939	98,606,064
Commercial Services	24,688,401	10,195,601	34,884,002
Other Industries and Manufactured Products	9,748,529	7,525,727	17,274,256
Total	184,166,082	85,757,657	269,923,739

Schedule of credit concentration of loans and financial leases by country

The following information shows the concentration of the loans and financial leases by country in which the Bank are located as of December 31, 2023 and December 31, 2022:

December 31, 2023
			Allowance for loans and
Country	Loans and advances	% Participation	advances and lease losses	% Participation
Colombia	181,951,462	71.65%	(13,133,577)	80.96%
Panama	38,599,152	15.20%	(1,645,802)	10.14%
El Salvador	15,373,156	6.05%	(552,236)	3.40%
Guatemala	16,958,954	6.68%	(887,518)	5.47%
Puerto Rico	1,068,923	0.42%	(3,970)	0.02%
Other Countries	-	0.00%	-	0.00%
Total	253,951,647	100.00%	(16,223,103)	100.00%

December 31, 2022
			Allowance for loans and
Country	Loans and advances	% Participation	advances and lease losses	% Participation
Colombia	178,168,073	66.01%	(11,505,443)	74.33%
Panama	50,813,521	18.83%	(2,223,118)	14.36%
El Salvador	18,971,871	7.03%	(729,238)	4.71%
Guatemala	20,866,364	7.73%	(950,068)	6.14%
Puerto Rico	1,103,910	0.41%	(71,773)	0.46%
Other Countries	-	0.00%	-	0.00%
Total	269,923,739	100.00%	(15,479,640)	100.00%

Schedule of information about credit quality of the borrower

The following information about credit quality of the borrower for the periods ending December 31, 2023 and December 31, 2022:

December 31 2023
Classification	Stage 1	Stage 2	Stage 3	Total
	In millions of COP
Commercial	120,773,927	5,453,537	8,459,932	134,687,396
Consumer	46,060,615	4,407,067	4,124,087	54,591,769
Mortgage	32,210,648	2,628,654	1,411,106	36,250,408
Small Business Loans	774,571	260,303	110,143	1,145,017
Financial Leases	22,553,128	3,293,100	1,430,829	27,277,057
Loans and Advances	222,372,889	16,042,661	15,536,097	253,951,647

December 31 2022
Classification	Stage 1	Stage 2	Stage 3	Total
	In millions of COP
Commercial	126,530,862	8,062,435	8,944,556	143,537,853
Consumer	51,510,943	5,288,921	2,788,857	59,588,721
Mortgage	34,067,734	1,997,270	1,306,369	37,371,373
Small Business Loans	1,093,973	135,528	98,575	1,328,076
Financial Leases	23,566,544	3,172,285	1,358,887	28,097,716
Loans and Advances	236,770,056	18,656,439	14,497,244	269,923,739

Schedule of Stage 3 loans and advances according to their type of evaluation

The table below shows Stage 3 loans and advances according to their type of evaluation for the periods ending December 31, 2023 and December 31, 2022:

December 31 2023
Impairment	Individual Evaluation		Collective Evaluation
	Carrying Amount	ECL	Carrying Amount	ECL
In millions of COP
Commercial	5,198,384	2,825,357	3,261,548	2,401,344
Consumer	-	-	4,124,087	3,460,299
Mortgage	-	-	1,411,106	553,370
Financial Leases	562,716	315,979	868,113	356,526
Small Business Loan	-	-	110,143	77,923
Total	5,761,100	3,141,336	9,774,997	6,849,462

December 31 2022
Impairment	Individual Evaluation		Collective Evaluation
	Carrying Amount	ECL	Carrying Amount	ECL
In millions of COP
Commercial	5,990,389	3,650,680	2,954,167	2,202,638
Consumer	-	-	2,788,857	2,354,412
Mortgage	-	-	1,306,369	561,016
Financial Leases	554,698	276,392	804,189	346,434
Small Business Loan	-	-	98,575	67,447
Total	6,545,087	3,927,072	7,952,157	5,531,947

Schedule of changes in the expected credit losses sensitivity analysis

The change in the expected credit losses (ECL) at 31 of December 2023, as a result of a possible positive or negative 1% (100 basis points) change in those variables were assessed based on the assumptions used to calculate the ECL for each of the scenarios: base, optimistic and pessimistic, as following:

		Fiscal Budget Balance – Current account deficit – Inflation – Interest Rate
		In Millions of COP
		[+1%]	Unchanged	[-1%]
	[+1%]	73,940	-141,718	-344,396

GDP Growth	Unchanged	215,658	-	-202,678

	[-1%]	389,759	174,101	-28,576

Schedule of changes in the expected credit losses for each methodology

The Bank has estimated the impact on the expected credit loss (ECL) assuming the forward-looking scenarios (e.g. optimistic and pessimistic) were weighted 100% instead of applying scenario probability weights across the two scenarios. The table below shows the impact on the expected credit loss (ECL) for each methodology:

	2023		2022
As of 31 December	Optimistic	Pessimistic	Optimistic	Pessimistic
In millions of COP
Collective methodology	(437,294)	343,209	(306,602)	277,296
Collateral methodology	(149,983)	137,172	(150,312)	115,074
Individual methodology*	(240,474)	605,152	(825,111)	817,330
Total	(827,751)	1,085,533	(1,282,025)	1,209,700

*For individual methodology, the applied scenarios are the base in the optimistic scenario and the alternative in the pessimistic scenario with a weighting of 100% each.

Schedule of credit quality analysis of the Group

	Debt instruments		Equity			Other financial instruments(1)			Derivatives(2)
	2023	2022	2023	2022		2023		2022	2023	2022
Maximum Exposure to Credit Risk
Low Risk	21,078,496	21,851,178	220,967	222,843		21,976		12,821	1,711,788	9,119,402
Medium Risk	827,469	2,090,039	17,354	19,074		-		-	316	14,464
High Risk	3,242,504	3,476,980	587	13,728		2,966		-	17,327	55,622
Without Rating	-	-	304,302	289,023		13,377		29,350	95,319	-
Total	25,148,469	27,418,197	543,210	544,668	-	38,319	-	42,171	1,824,750	9,189,488
(1)	Corresponds to SAFE "Simple Agreement for Future Equity", in Inversiones CFNS S.A.S., Sistema de Inversiones y Negocios, S.A. and Banagrícola S.A (For 2023). For the year 2022 were revealed as debt securities and equity.
(2)	For derivatives transactions counterparty risk is disclosed as long as the valuation is positive.

Schedule of maximum exposure level to the credit risk

	Maximum Exposure		Collateral*		Net Exposure
	2023	2022	2023	2022	2023	2022
Maximum Exposure to Credit Risk
Debt instruments	25,148,469	27,418,197	(1,407,484)	(741,197)	23,740,985	26,677,000
Derivatives **	1,824,750	9,189,488	(698,662)	(138,416)	1,126,088	9,051,072
Equity	543,210	544,668	-	-	543,210	544,668
Other financial instruments	38,319	42,171	-	-	38,319	42,171
Total	27,554,748	37,194,524	(2,106,146)	(879,613)	25,448,602	36,314,911

Schedule of individual evaluation of impairment at the end of the period for other financial instruments

Debt instruments

	Exposure		Impairment		Final Exposure
	2023	2022	2023	2022	2023	2022
Maximum Exposure to Credit Risk
Fair Value	18,244,584	19,016,935	5,562	2,286	18,239,022	19,014,648
Amortized Cost	6,903,885	8,401,262	55,803	64,903	6,848,082	8,336,360
Total	25,148,469	27,418,197	61,365	67,189	25,087,104	27,351,008

Equity

	Exposure		Impairment		Final Exposure
	2023	2022	2023	2022	2023	2022
Maximum Exposure to Credit Risk
Fair Value through profit or loss	98,853	90,538	-	-	98,853	90,538
Fair Value through OCI	444,357	454,130	-	-	444,357	454,130
Total	543,210	544,668	-	-	543,210	544,668

Schedule of level of collateral held

	Collateral*		Main type of collateral
	2023	2022	2023	2022
Maximum Exposure to Credit Risk
Debt Securities	(1,407,483)	(741,197)	Government bonds (TES)	Government bonds (TES)
Derivatives	(698,663)	(138,416)	Cash	Cash
Equity	-	-
Total	(2,106,146)	(879,613)

*      Collateral Held (-) and Collateral Pledged (+).

Schedule of risk exposure by economic sector and risk region

	Debt instruments		Equity		Other financial instruments(1)		Derivatives(2)
	2023	2022	2023	2022	2023	2022	2023	2022
Maximum Exposure to Credit Risk
Sector Concentration
Corporate	3,675,913	4,197,844	279,396	329,249	23,887	42,171	951,573	1,403,527
Financial	4,626,294	5,268,337	211,037	199,760	14,432	-	870,598	7,096,094
Government	16,827,596	17,924,261	-	-	-	-	-	-
Funds ETF	18,666	27,755	52,777	15,659	-	-	2,579	689,867
Total	25,148,469	27,418,197	543,210	544,668	38,319	42,171	1,824,750	9,189,488
Concentration by Region
North America	4,666,195	5,686,298	197	125	-	-	344,639	3,285,822
Latin America	20,440,893	20,004,790	529,033	473,259	38,319	29,187	1,009,595	2,102,995
Europe	41,381	-	-	-	-	12984	467,937	3117284
Others (Includes Funds and ETF)	-	1,727,109	13,980	71,284	-	-	2,579	683,387
Total	25,148,469	27,418,197	543,210	544,668	38,319	42,171	1,824,750	9,189,488
(1)

Corresponds to SAFE "Simple Agreement for Future Equity", in Inversiones CFNS S.A.S., Sistema de Inversiones y Negocios, S.A. and Banagrícola S.A (For 2023). For the year 2022 were revealed as debt securities and equity.

(2)   For derivatives transactions counterparty risk is disclosed as long as the valuation is positive.

Schedule of risk exposure by credit rating

Risk exposure by credit rating

	Other financial instruments
	2023	2022
Maximum Exposure to Credit Risk
Sovereign Risk	7,520,002	7,025,658
AAA	9,613,353	14,570,753
AA+	2,934,561	1,448,837
AA	761,139	723,019
AA-	285,253	794,748
A+	763,754	3,549,222
A	465,025	516,950
A-	396,755	1,628,479
BBB+	604,672	1,395,620
BBB	243,820	1,027,745
BBB-	1,808,396	1,332,161
Other	1,745,020	2,862,959
Not rated	412,998	318,373
Total	27,554,748	37,194,524

Note: * Internal homologation

Summary of interest rate risk

		Modified Duration		Changes in Interest Rates (bps)
Zone	Band	Lower Limit	Upper Limit	Legal Currency	UVR	Foreign Currency
	1	0	0.08	274	274	100
Zone 1	2	0.08	0.25	268	274	100
	3	0.25	0.5	259	274	100
	4	0.5	1	233	274	100
	5	1	1.9	222	250	90
Zone 2	6	1.9	2.8	222	250	80
	7	2.8	3.6	211	220	75
	8	3.6	4.3	211	220	75
	9	4.3	5.7	172	200	70
	10	5.7	7.3	162	170	65
Zone 3	11	7.3	9.3	162	170	60
	12	9.3	10.6	162	170	60
	13	10.6	12	162	170	60
	14	12	20	162	170	60
	15	20		162	170	60

Summary of sensitivity factor by currency

Currency	Sensitivity Factor
United States Dollar	12.49%
Euro	11.00%
Other currencies	13.02%
Equity and Fund Risk	14.70%

Schedule of total change on market risk and other risk factors

The following table presents the total change in market risk and other risk factors.

December 2023
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate Risk VaR	405,467	418,472	542,464	383,914
Foreign Exchange Rate Risk VaR	332,662	185,624	374,407	51,410
Equity Risk VaR	342,024	332,443	347,539	312,136
Fund Risk VaR	15,847	23,292	27,923	15,847
Total Value at Risk	1,096,000	959,831

December 2022
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate Risk VaR	340,107	381,094	410,605	340,107
Foreign Exchange Rate Risk VaR	78,165	118,620	201,927	78,165
Equity Risk VaR	85,345	98,401	105,263	85,345
Fund Risk VaR	387,952	294,468	387,952	225,401
Total Value at Risk	891,569	892,583

Schedule of interest rate risk sensitivity in local currency

The chart below provides information about Bancolombia’s interest rate risk sensitivity in local currency (COP) at December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022
In millions of COP
Assets sensitivity 100 bps	1,152,782	1,060,949
Liabilities sensitivity 100 bps	595,749	545,911
Net interest income sensitivity 100 bps	557,033	515,038

The chart below provides information about Bancolombia’s interest rate risk sensitivity in foreign currency (US dollars) at December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022
In millions of USD
Assets sensitivity 100 bps	75,052	84,883
Liabilities sensitivity 100 bps	74,800	71,737
Net interest income sensitivity 100 bps	252	13,146

Schedule of equity risk exposure

The structural equity positions are exposed to market risk. Sensitivity calculations are made for those positions:

	December 31, 2023	December 31, 2022
Fair Value	41,096	56,607
Delta	14.70%	14.70%
Sensitivity	6,041	8,321

Schedule of liquidity coverage ratio

In order to estimate liquidity risk, the Bank measures a liquidity coverage ratio to ensure holding liquid assets sufficient to cover potential net cash outflows over 30 days. This indicator allows the Bank to meet liquidity coverage for the next month. The liquidity coverage ratio is presented as follows:

Liquidity Coverage Ratio	December 31, 2023	December 31, 2022
Net cash outflows into 30 days	13,752,496	18,227,019
Liquid Assets	50,680,823	48,059,179
Liquidity coverage ratio **	368.52%	263.67%

*    The minimum level required of the liquidity coverage ratio by the legal norm is 100%.

Schedule of liquid assets held by Banks

Liquid Assets(1)	December 31, 2023	December 31, 2022
High quality liquid assets*
Cash	25,273,317	26,299,990
High quality liquid securities	19,951,771	17,739,501
Other Liquid Assets
Other securities**	5,455,735	4,019,688
Total Liquid Assets	50,680,823	48,059,179
(1)	Cash and those liquid assets received by the Central Bank for its operations expansion and monetary contraction are the assets with highest liquidity. Liquid assets are adjusted by a haircut. The following are considered as liquid assets: cash, repos held for trading and investments held for trading in listed shares in Colombia’s stock exchange, in investment funds units or in other trading debt instruments.

*      High-quality liquid assets: cash and shares that are eligible to be reportable or repo operations, in addition to those liquid assets that the Central Bank receives for its monetary expansion and contraction operations described in paragraph 3.1.1 of the Foreign Regulatory Circular DODM-142 of the Bank of the Republic.

**   Other Securities: Securities issued by financial and corporate entities.

Schedule of contractual maturities of financial assets

The tables below set out the remaining contractual maturities of principal and interest balances of the Bank’s financial assets:

Contractual maturities of financial assets December 31, 2023

Financial Assets	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Cash and balances with central bank	24,461,384
Interbank borrowings - Repurchase agreements	14,497,024	452,847
Financial assets investments	2,467,493	12,311,055	5,462,198	2,597,787	5,525,545
Loans and advances to customers	12,474,473	90,653,852	96,770,268	57,038,679	104,103,871
Derivative financial instruments	3,922,735	12,977,266	4,141,896	1,699,943	1,405,850
Total financial assets	57,823,109	116,395,020	106,374,362	61,336,409	111,035,266

Contractual maturities of financial assets December 31, 2022

Financial Assets	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Cash and balances with central bank	24,721,168	-	-	-	-
Interbank borrowings - Repurchase agreements	6,354,954	1,369,698	-	-	-
Financial assets investments	5,191,479	10,620,793	4,595,406	2,715,738	3,788,041
Loans and advances to customers	11,980,037	80,781,681	95,394,236	60,072,303	108,373,306
Derivative financial instruments	1,486,797	5,636,620	3,413,710	1,481,485	1,348,645
Total financial assets	49,734,435	98,408,792	103,403,352	64,269,526	113,509,992

Schedule of contractual maturities of financial liabilities

The tables below set out the remaining contractual maturities of principal and interest balances of the Bank’s financial liabilities:

Contractual maturities of financial liabilities December 31, 2023:

Financial Liabilities	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Demand deposit from customers	143,307,149
Time deposits from customers	15,107,203	57,588,430	17,737,464	6,671,911	18,331,091
Interbank deposits-Repurchase agreements	809,027	242,810	23,431
Borrowings from other financial institutions	763,580	5,604,327	6,651,228	2,403,786	2,661,657
Debt securities in issue	124,055	3,913,687	4,363,593	6,023,469	3,836,353
Preferred Shares		57,701	115,403	115,403	295,697
Derivative financial instruments	3,337,039	13,511,532	4,146,259	1,688,473	1,484,149
Total financial liabilities	163,448,053	80,918,487	33,037,378	16,903,042	26,608,947

Contractual maturities of financial liabilities December 31, 2022:

Financial Liabilities	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Demand deposit from customers	158,943,073	-	-	-	-
Time deposits from customers	9,814,980	47,401,947	18,441,478	7,318,807	17,384,283
Interbank deposits-Repurchase agreements	921,917	158,179	-	-	-
Borrowings from other financial institutions	1,601,799	12,736,576	10,673,653	4,325,218	2,479,635
Debt securities in issue	807,242	2,117,609	9,501,683	8,220,719	1,472,558
Preferred Shares	62,083	374,780	540,358	136,414	322,982
Derivative financial instruments	1,488,518	5,167,852	2,579,407	1,501,967	1,417,894
Total financial liabilities	173,639,612	67,956,943	41,736,579	21,503,125	23,077,352

Schedule of contractual maturities of financial guarantees

The tables below set out the remaining contractual maturities of the Bank’s financial guarantees

December 31, 2023	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
In millions of COP
Financial guarantees	826,699	9,388,345	1,489,899	450,875	535,380

December 31, 2022	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
In millions of COP
Financial guarantees	757,658	6,981,309	3,660,806	134,611	90,530

Schedule of financial instruments which have yet to transition to alternative benchmark rate

The following tables provide a breakdown by currency and nature of financial instruments exposed to the LIBOR rate for the periods ending in December 2022 and December 2023:

December 31, 2022
In millions of COP
USD LIBOR[1]
Assets
Loans	12,448,204
Bonds	693,302
Derivatives	(1,784,991)
Total Assets	11,356,515
Liabilities
Loans	2,209,628
Term deposits	11,458
Total Liabilities	2,221,086

[1]Cessation date: USD LIBOR 06/30/23. Portfolio balances and market value of derivative transactions outstanding at December 30, 2021.

December 31, 2023
In millions of COP
USD LIBOR[1]
Assets
Loans	66,351
Bonds
Derivatives
Total Assets	66,351
Liabilities
Loans	323
Term deposits	6,750
Total Liabilities	7,073

[1]Cessation date: USD LIBOR 06/30/23. Portfolio balances and market value of derivative transactions outstanding at December 31, 2023.

Risk

Any failure by market participants, such as the Bank, and regulators to successfully introduce benchmark rates to replace LIBOR and implement effective transitional arrangements to address the discontinuation of LIBOR could result in disruption of the financial and capital markets. In addition, the transition process to an alternative reference rate could impact the Bank’s business, financial condition or result of operations, as a result of:

•An adverse impact in pricing, liquidity, value, return and trading for a broad array of financial products, loans and derivatives that are included in the Bank’s financial assets and liabilities.

•Extensive changes to internal processes and documentation that contain references to LIBOR or use formulas that depend on LIBOR.

Summary of regulatory capital and capital adequacy ratios

Technical Capital	Asof
	December 31, 2023	December 31, 2022
In millions of COP
Primary capital	39,704,542	40,652,350
Share Capital	480,914	480,914
Additional paid-in capital	4,857,454	4,857,454
Preferred shares	584,204	584,204
Legal reserve	14,541,561	14,534,766
Occasional reserves	7,250,712	3,162,401
Non-controlling interest	960,217	908,648
Other comprehensive income	4,065,182	7,749,234
Net income attributable to equity holders of the Parent Company	6,116,936	6,783,490
Retained earnings	847,362	1,591,239
Less:	(8,919,345)	(11,001,874)
Prior-year losses	(79,587)	(79,577)
Intangibles assets	(7,818,125)	(9,836,661)
Revaluation property, plant and equipment	(350,061)	(351,871)
Other intangibles	(671,572)	(602,531)
Deferred net income tax	-	(131,234)
Primary capital (Tier I)	30,785,197	29,650,476
Hybrid bonds	4,283,448	6,109,531
Subordinated bonds	678,797	794,881
General provisions	375,902	12,759
Computed secondary capital (Tier II)	5,338,147	6,917,171
Less:	(10,687)	(16,136)
Technical capital	36,112,657	36,551,511
Capital Ratios
Primary capital to risk-weighted assets (Tier I)	11.42%	10.37%
Secondary capital to risk-weighted assets (Tier II)	1.98%	2.41%
Risk-weighted assets including market risk and operational risk	269,591,211	285,878,639
Technical capital to risk-weighted assets	13.40%	12.79%

Commercial and financial leases
RISK MANAGEMENT
Summary of portfolio variables

The borrowers in this portfolio are mainly made up of companies, segmented in homogenous groups that are constituted according to size, annual sales or main activity. The following variables are part of this classification:

Segment	Incomes/Sales
Corporate

Companies with consolidated annual sales by economic group >= COP 100,000 M. Banistmo places borrowers with annual sales >= USD 10 M. Banco Agrícola and BAM place borrowers with annual sales >= USD 25 M.

Business

Companies with consolidated annual sales by economic group > = COP 13,000 M and < COP 100,000 M. For Banco Agricola borrowers with annual sales >= USD 7 MM y < USD 25 MM and BAM, with annual sales >= USD 5 M and < USD 25 M.

Commercial	For BAM, companies with annual sales >= USD 2 M y < USD 5 M.
Business Construction

Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity, with consolidated annual sales by economic group >= COP 58,000 M and <= COP 200,000 M or commercial size > = $15,000 M and < $70,000 MM, or project size >= $500,000 M and < $2,200 billion

Corporate Construction

Constructors who dedicate themselves to the construction of buildings to be sold or rented as their main activity, with consolidated annual sales by economic group > COP 200,000 M or commercial size > = $70,000 M or project size >= $2,200 billion

SME Construction

Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity with consolidated annual sales by economic group >= COP 380 M and <= COP 58,000 M or commercial size < $715,000 M or project size < $500,000 M.

Institutional Financing	Financial sector institutions.
Government	Municipalities, districts, departments with their respective decentralized organizations and entities at the national level with incomes >= COP 20,000 M.
SME

Annual sales < COP 13,000 M, with a classification between small, medium, large and plus except for Banistmo which places borrowers < USD 10 M in annual sales. For Banco Agrícola, borrowers with annual sales < USD 7 M and BAM, borrowers with annual sales < USD 2 M.